Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	242,130,957.18	17,802
Yield Supplement Overcollateralization Amount 07/31/22	4,765,151.88	0
Receivables Balance 07/31/22	246,896,109.06	17,802
Principal Payments	12,414,710.22	367
Defaulted Receivables	216,864.03	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	4,379,021.94	0
Pool Balance at 08/31/22	229,885,512.87	17,421

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.81%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,313,511.49	186
Past Due 61-90 days	912,373.07	50
Past Due 91-120 days	124,831.22	6
Past Due 121+ days	0.00	0
Total	4,350,715.78	242

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	179,192.64
Aggregate Net Losses/(Gains) - August 2022	37,671.39
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.18%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	0.10%
Third Prior Net Losses/(Gains) Ratio	-0.08%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.70%
Weighted Average Contract Rate, Yield Adjusted	6.22%
Weighted Average Remaining Term	32.18

Flow of Funds	$ Amount
Collections	13,589,606.94
Investment Earnings on Cash Accounts	5,663.01
Servicing Fee	(205,746.76)
Transfer to Collection Account	-
Available Funds	13,389,523.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	311,965.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	6,845,763.46
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	740,313.63

Total Distributions of Available Funds	13,389,523.19

Servicing Fee	205,746.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	236,731,276.33
Principal Paid	12,245,444.31
Note Balance @ 09/15/22	224,485,832.02

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2a
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2b
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-3
Note Balance @ 08/15/22	107,831,276.33
Principal Paid	12,245,444.31
Note Balance @ 09/15/22	95,585,832.02
Note Factor @ 09/15/22	28.3831196%

Class A-4
Note Balance @ 08/15/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	80,300,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	32,400,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	16,200,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	403,765.25
Total Principal Paid	12,245,444.31
Total Paid	12,649,209.56

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	176,124.42
Principal Paid	12,245,444.31
Total Paid to A-3 Holders	12,421,568.73

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3748181
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3675300
Total Distribution Amount	11.7423481

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5229813
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.3614464
Total A-3 Distribution Amount	36.8844277

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	559.05
Noteholders' Principal Distributable Amount	440.95

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	2,699,840.43
Investment Earnings	4,877.71
Investment Earnings Paid	(4,877.71)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,242,948.64	$1,072,033.81	$968,512.27
Number of Extensions	70	62	52
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.41%	0.36%